INCOME TAXES - NOL and Credit Carryforwards (Details) $ in Thousands	Dec. 26, 2020 USD ($)
Operating Loss and Credit Carryforwards
Valuation allowance - NOL carryforwards	$ 3,500
Domestic Tax Authority
Operating Loss and Credit Carryforwards
Net Operating Losses	1,405
Domestic Tax Authority | 2036 - 2040
Operating Loss and Credit Carryforwards
Net Operating Losses	1,405
State
Operating Loss and Credit Carryforwards
Net Operating Losses	2,549
Tax Credits	391
State | 2021 - 2025
Operating Loss and Credit Carryforwards
Net Operating Losses	86
Tax Credits	391
State | 2026 - 2030
Operating Loss and Credit Carryforwards
Net Operating Losses	454
State | 2031 - 2035
Operating Loss and Credit Carryforwards
Net Operating Losses	961
State | 2036 - 2040
Operating Loss and Credit Carryforwards
Net Operating Losses	1,048
Foreign
Operating Loss and Credit Carryforwards
Net Operating Losses	2,509
Foreign | 2021 - 2025
Operating Loss and Credit Carryforwards
Net Operating Losses	535
Foreign | 2026 - 2030
Operating Loss and Credit Carryforwards
Net Operating Losses	1,271
Foreign | 2031 - 2035
Operating Loss and Credit Carryforwards
Net Operating Losses	79
Foreign | 2036 - 2040
Operating Loss and Credit Carryforwards
Net Operating Losses	92
Foreign | Thereafter
Operating Loss and Credit Carryforwards
Net Operating Losses	532
Federal, state and foreign
Operating Loss and Credit Carryforwards
Net Operating Losses	6,500
Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Valuation allowance - NOL carryforwards	400
Wholly-owned subsidiary | Capital Loss Carryforward
Operating Loss and Credit Carryforwards
Valuation allowance - NOL carryforwards	$ 500